Related party transactions	12 Months Ended
Aug. 31, 2023
Related party transactions
Related party transactions

17. Related party transactions

Companies related through common ownership

EB Rental Ltd. [prior to June 3, 2021] [note 5]

7858078 Canada Inc. [prior to June 3, 2021] [note 5]

Montana Strategies Inc.

Key management personnel of the Company have control over the following entities

California Electric Boat Company Inc.

9335-1427 Quebec Inc.

Hurricane Corporate Services Ltd.

Mac Engineering, SASU – Since February 16, 2021

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

The following table summarizes the Company’s related party transactions for the year:

	2023	2022	2021
	$	$	$
Revenues
Sales of boats
EB Rental Ltd. [prior to June 3, 2021]	—	—	84,149
Patrick Bobby	—	—	—
Sale of parts and boat maintenance
EB Rental Ltd. [prior to June 3, 2021]	—	—	40,310

Expenses
Cost of sales
EB Rental Ltd. [prior to June 3, 2021]	—	—	11,444

Research and Development
9335-1427 Quebec Inc.	—	—	75,020
Mac Engineering, SASU	545,892	666,178	176,500

Travel and entertainment
EB Rental Ltd. [prior to June 3, 2021]	—	—	8,926

Advertising and promotion
EB Rental Ltd. [prior to June 3, 2021]	—	—	11,245

Office salaries and benefits
Montana Strategies Inc.	29,059	62,462	—

The Company leases its Boisbriand premises from California Electric Boat Company Inc. with a right-of-use assets as at August 31, 2023 of $1,270,955 [August 31, 2021 – $889,866] and lease liability of $1,395,732 [August 31, 2021 – $971,399] [notes 9 and 15].

Remuneration of directors and key management of the Company

	2023	2022	2021
	$	$	$
Wages	2,447,827	2,324,770	1,299,402
Share-based payments – capital stock	433,263	—	—
Share-based payments – stock options	382,196	2,560,031	6,081,900
	3,263,286	4,884,801	7,381,302

At the end of the year, the amounts due to and from related parties are as follows:

	2023	2022
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to related party
Alexandre Mongeon	20,135	16,736

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	19,384	16,000
Patrick Bobby	13,847	12,308
Kulwant Sandher	8,654	8,062
Xavier Montagne	10,454	8,292
Mac Engineering, SASU	9,935	—
	62,274	44,662